Transactions with Related Parties (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
A(i) - Charter hire commissions	$ 931,611	$ 866,568	$ 493,232
Allseas Marine S.A.
Related Party Transaction [Line Items]
A(i) - Charter hire commissions	931,611	866,568	493,232
A(iii) - Management fees	2,782,926	2,370,144	1,350,685
A(v) - Superintendent fees (included in Vessels operating expenses - related party)	943,977	324,052	127,822
A(v) - Superintendent fees (included in Dry-docking expenses - related party)	41,094	75,493	0
B - Administrative fees (included in General and administrative expenses - related party)	36,181	35,034	22,806
C - Executive services fees (included in General and administrative expenses - related party)	3,013,000	2,592,660	1,415,430
D - Financial, accounting and financial reporting services fee (included in General and administrative expenses - related party)	$ 602,662	$ 199,594	$ 0